Notes to the Consolidated Statements of Financial Position - Summary Of Share-based Payment (Detail) - SIGNA Beteiligung I UG (haftungsbeschrnkt) Co KG [Member] - shares	Sep. 30, 2021	Sep. 30, 2020
C Shares [Member]
Disclosure Of Ownership Structure Provided Under Share Based Payment Arrangement [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		50,001
D One Shares [Member]
Disclosure Of Ownership Structure Provided Under Share Based Payment Arrangement [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		6,927
Signa Sports United GmbH [Member] | C Shares [Member]
Disclosure Of Ownership Structure Provided Under Share Based Payment Arrangement [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		20,001
Signa Sports United GmbH [Member] | D One Shares [Member]
Disclosure Of Ownership Structure Provided Under Share Based Payment Arrangement [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		3,810
Executives [Member] | C Shares [Member]
Disclosure Of Ownership Structure Provided Under Share Based Payment Arrangement [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		30,000
Executives [Member] | D One Shares [Member]
Disclosure Of Ownership Structure Provided Under Share Based Payment Arrangement [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		3,117